WARRANTS	12 Months Ended
Dec. 31, 2012
Warrants and Rights Note Disclosure [Abstract]
WARRANTS
NOTE 13 — WARRANTS

Two classes of liability warrants were issued in 2012 are convertible into an aggregate of 2% of SAExploration Holdings Inc. (SAE) common stock deemed outstanding at the time of the exercise, including any securities or contracts of a dilutive nature, whether or not exercisable at the time of the determination. It is estimated that at the time of the merger (Note 20) that 23,738 shares of the Corporation’s common stock will be issuable upon the conversion of the warrants as the number of shares issuable to the holders, however, the exact number will be fixed based on the number of shares of common stock deemed outstanding at the time of the merger. The fair value of the warrants issued is based on a third party valuation which used an income and market approach weighted for a merger or sale. The warrants have an exercise price of $0.01 a share.

The lenders pursuant to the senior credit facility hold warrants totaling 1% of SAE common stock deemed outstanding that have a cash settlement provision or “put option” that allows the warrant holders to ask for the fair value in cash once the debt is repaid. These warrants are exercisable at any time by the holders and are exercised automatically immediately prior to a capital reorganization or reclassification of SAE, the sale of all or substantially all of SAE’s assets or any merger or consolidation of SAE with or into another company. SAE intends to seek amendments to these warrants prior to the merger to provide that the warrants do not automatically exercise in connection with the merger with Trio and can remain outstanding following the merger (Note 20).

The remaining warrant is for 1% of SAE common stock deemed outstanding and does not have a cash settlement provision. This warrant is exercisable at any time at the option of the holder or at the option of SAE, and is not automatically exercised in connection with a reorganization, merger, sale or similar transaction.